JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

July 5, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the JPMorgan SmartAllocation Income Fund (the “Fund”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Fund do not differ from the Prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 506 (Amendment No. 507 under the Investment Company Act of 1940) filed electronically on June 29, 2017.

If you have any questions, please call the undersigned at (212) 648-2085.

Sincerely,

/s/ John T Fitzgerald
John T. Fitzgerald
Assistant Secretary